ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	9. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	March 31,	March 31,
	2022	2021
	$	$

Trade payables	1,044,587	348,103
Accrued liabilities	160,000	25,000
	1,204,587	373,103